Document and Entity Information	12 Months Ended
Sep. 30, 2023 shares
Statements [Line Items]
Entity Registrant Name	Arqit Quantum Inc.
Entity Central Index Key	0001859690
Document Type	20-F
Document Period End Date	Sep. 30, 2023
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40777
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Nova North
Entity Address, Address Line Two	7 Floor
Entity Address, Address Line Three	11 Bressenden Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1E 5BY
Entity Address, Country	GB
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	163,554,269
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Auditor Name	PKF Littlejohn LLP
Auditor Firm ID	2814
Auditor Location	London, England
Business Contact [Member]
Statements [Line Items]
Contact Personnel Name	David Williams
Entity Address, Address Line One	Nova North
Entity Address, Address Line Two	7 Floor
Entity Address, Address Line Three	11 Bressenden Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1E 5BY
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	203 91 70155
Ordinary shares
Statements [Line Items]
Title of 12(b) Security	Ordinary shares
Trading Symbol	ARQQ
Security Exchange Name	NASDAQ
Warrants
Statements [Line Items]
Title of 12(b) Security	Business Combination Warrants
Trading Symbol	ARQQW
Security Exchange Name	NASDAQ